SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Deposit Reported
	2024	2023

Cash and cash equivalents	$7,129	$15,979
Restricted deposit short term	-	661
Restricted deposit long term	305	302
Total cash and cash equivalents and restricted cash equivalents	$7,434	$16,942

Schedule of Property, Plant and Equipment Estimated Useful Lives
Years

Buildings	25 – 39
Leasehold improvements	3 – 5
Machinery and equipment	3 - 20
Motor vehicles	7
Office furniture and equipment	3 - 5
Internal use software	7-15